CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) shares in Thousands, $ in Thousands		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS [Abstract]
Revenue		$ 218,735	$ 166,403
Cost of revenue		(160,199)	(136,754)
Gross profit		58,536	29,649
Selling expenses		(3,863)	(4,315)
General and administrative expenses		(30,821)	(32,471)
Research and development expenses		(29,212)	(12,727)
Listing fee		0	(33,151)
Other operating income / (expenses)		3,177	(100)
Other net gains / (losses)		(13,020)	1,608
Loss from operations		(15,203)	(51,507)
Finance income / (expenses)		107	(1,127)
Loss before taxation		(15,096)	(52,634)
Income tax benefits / (expenses)		(2,041)	2,807
Loss for the periods		(17,137)	(49,827)
Item that may be reclassified to profit or loss
Exchange differences on translation of financial statements		46	9
Other comprehensive income for the periods, net of tax		46	9
Total comprehensive loss for the periods		$ (17,091)	$ (49,818)
Loss per share (basic) (in dollars per share)		$ (0.14)	$ (0.45)
Loss per share (diluted) (in dollars per share)		$ (0.14)	$ (0.45)
Weighted average number of shares outstanding (basic) (in shares)	[1]	120,686	109,805
Weighted average number of shares outstanding (diluted) (in shares)		120,686	109,805

[1]	Each Class A ordinary share carries 1 vote and each Class V ordinary share carries 10 votes. All classes of shares are entitled to dividend and rank pari passu except for voting rights. They are included in the ordinary shares and the shareholders of the shares are referred to as the ordinary equity shareholders in the context of notes and presentations of earnings per share.